Acquisition of Specialty Microwave (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net sales	$ 1,150,732	$ 708,896	$ 2,567,379	$ 2,018,422	$ 3,122,630	$ 2,397,418
Basic	$ 0.00	$ (0.00)	$ (0.01)	$ (0.00)	$ 0	$ 0.00
Diluted	$ 0.00	$ (0.00)	$ (0.01)	$ (0.00)	$ 0.00	$ 0.00
As Reported [Member]
Net sales				$ 1,309,526	$ 3,122,630	$ 2,397,418
Basic				$ 0.00	$ 0.00	$ 0.00
Diluted				$ 0.00	$ 0.00	$ 0.00
Net income attributable to common shareholders				$ 127,229	$ 5,945	$ 328,993
Pro Forma [Member]
Net sales				$ 2,000,751	$ 4,041,837
Basic				$ 0.00	$ 0.00
Diluted				$ 0.00	$ 0.00
Net income attributable to common shareholders				$ 229,581	$ 141,053